Geographical Segmented Information	3 Months Ended
Mar. 31, 2023
Geographical Segmented Information [Abstract]
GEOGRAPHICAL SEGMENTED INFORMATION
17.	GEOGRAPHICAL SEGMENTED INFORMATION

The Company is engaged in three business activities, the live events business, which includes partnering with multiple professional sports franchises to drive in-stadium audience engagement; a software licensing business creating a recurring revenue stream; and a business-to-business software platform that allows video game publishers and developers to offer prize-based matches of their games to their players.

Details of identifiable assets by geographic segments are as follows:

	Restricted deposits	Deposits	Goodwill	Property and equipment	Intangible assets

March 31, 2023
Canada	$8,490	$-	$-	$-	$-
USA	-	100,000	-	114,815	6,381,563

	$8,490	$100,000	-	$114,815	$6,381,563

March 31, 2022
Canada	$9,220	$-	$-	$-	$-
USA	-	100,000	6,580,660	290,925	9,312,080

	$9,220	$100,000	6,580,660	$290,925	$9,312,080